Non-Controlling Interest	12 Months Ended
Dec. 31, 2022
Disclosure of Non Controlling Interests Text Block [Abstract]
NON-CONTROLLING INTEREST

NOTE 22 - NON-CONTROLLING INTEREST

The non-controlling interest included in the equity and the income from the Bank’s subsidiaries is summarised as follows:

				Other comprehensive income
As of December 31, 2022	Non-controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	201	21	-	-	-	21
Santander Corredores de Bolsa Limitada	49.41	24,725	1,762	(32)	9	(23)	1,739
Santander Asesorías Financieras Limitada	0.97	561	47	-	-	-	47
Santander S.A. Sociedad Securitizadora	0.36	3	(1)	-	-	-	(1)
Klare Corredora de Seguros S.A.	49.90	356	(1,277)	-	-	-	(1,277)
Santander Consumer Chile S.A.	49.00	49,269	10,193	-	-	-	10,193
Subtotal		75,115	10,745	(32)	9	(23)	10,722

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	6,988	2,168	-	-	-	2,168
Bansa Santander S.A.	100.00	24,250	3,239	-	-	-	3,239
Multiplica Spa	100.00	3,211	(946)	-	-	-	(946)
Subtotal		34,449	4,461	-	-	-	4,461

Total		109,564	15,206	(32)	9	(23)	15,183

				Other comprehensive income
As of December 31, 2021	Non-controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	179	5	-	-	-	5
Santander Corredores de Bolsa Limitada	49.41	22,970	717	(238)	65	(173)	544
Santander Asesorías Financieras Limitada	0.97	513	21	(152)	41	(111)	(90)
Santander S.A. Sociedad Securitizadora	0.36	1	-	-	-	-	-
Klare Corredora de Seguros S.A.	49.90	1,631	(1,270)	-	-	-	(1,270)
Santander Consumer Chile S.A.	49.00	39,080	9,386	-	-	-	9,386
Subtotal		64,374	8,859	(390)	106	(284)	8,575

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	4,820	139	-	-	-	139
Bansa Santander S.A.	100.00	21,010	1,096	-	-	-	1,096
Multiplica Spa	100.00	4.156	(133)	-	-	-	(133)
Subtotal		29,986	1,102	-	-	-	1,102

Total		94,360	9,961	(390)	106	(284)	9,677

				Other comprehensive income
As of December 31, 2020	Non-controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	174	(4)	(4)	1	(3)	(7)
Santander Corredores de Bolsa Limitada	49.41	22,614	351	(38)	9	(29)	322
Santander Asesorías Financieras Limitada	0.97	493	(5)	152	(41)	111	106
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Klare Corredora de Seguros S.A.	49.90	2,902	(880)	-	-	-	(880)
Santander Consumer Chile S.A.	49.00	29,649	5,619	-	-	-	5,619
Subtotal		55,834	5,081	110	(31)	79	5,160
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	4,808	(127)	-	-	-	(127)
Bansa Santander S.A.	100.00	19,565	349	-	-	-	349
Multiplica Spa	100.00	4,476	(187)	-	-	-	(187)
Subtotal		28,849	35				35

Total		84,683	5,116	110	(31)	79	5,195

The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:

	As of December 31,
	2022				2021				2020
	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	92,541	13,093	71,121	8,327	88,492	13,388	69,129	1,975	79,936	10,777	70,554	(1,395)
Santander Corredores de Bolsa Limitada	321,411	270,952	46,863	3,596	98,496	51,649	45,396	1,451	94,802	49,038	45,053	711
Santander Asesorias Financieras Limitada	60,640	2,725	53,082	4,833	54,731	1,683	50,900	2,148	52,070	1,142	51,454	(526)
Santander S.A. Sociedad Securitizadora	1,107	398	857	(148)	810	463	455	(108)	630	175	547	(92)
Klare Corredora de Seguros S.A.	2,153	1,440	3,272	(2,559)	3,952	681	5,816	(2,545)	6,415	599	7,579	(1,763)
Santander Consumer Chile S.A.	884,701	784,146	79,755	20,800	742,700	662,945	60,588	19,167	693,992	633,177	49,348	11,467
Santander Gestión de Recaudación y Cobranzas Ltda.	8,037	1,049	4,820	2,168	6,636	1,816	4,681	139	7,789	3,108	4,808	(127)
Bansa Santander S.A.	213,661	189,411	21,011	3,239	103,927	82,917	19,914	1,096	84,496	64,582	19,565	349
Multiplica Spa	4,337	1,126	4,157	(946)	4,409	253	1,289	(133)	4,336	47	4,476	(187)
Total	1,588,588	1,264,340	284,938	39,310	1,178,676	883,096	280,158	15,422	1,040,914	763,830	269,657	7,427